RELATED-PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

During the quarter ended September 30, 2014, the Company received two interest free loans from one of the major stockholders and directors totaling $37,008. We borrowed $28,000 on July 30, 2014 and $9,008 on August 29, 2014. These loans will be paid back from proceeds of the debenture financing that is expected to be completed by the end of 2014. All proceeds were used for operating expenses incurred during the third quarter of 2014.